Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film, Disclosures [Abstract]
Within 1 year	¥ 1,585,798	$ 217,253
Between 1 and 2 years	849,132	116,331
Between 2 and 3 years	¥ 654,746	$ 89,700